UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                                 MARKET VALUE/
   SHARES                                                                                                         FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (95.97%)
                    ----------------------------------
                    COMMON STOCK (73.45%)
                    ---------------------
                    DENTAL SUPPLIES & EQUIP (1.93%)
        88,000      Align Technology, Inc. *                                                                    $    2,229,040
                                                                                                                --------------
                    DIAGNOSTIC EQUIPMENT (2.19%)
        38,000      Gen-Probe, Inc. *                                                                                2,530,040
                                                                                                                --------------
                    DISPOSABLE MEDICAL EQUIPMENT (2.79%)
       195,706      Volcano Corp. *                                                                                  3,217,407
                                                                                                                --------------
                    MEDICAL - BIOMEDICAL/GENETICS (18.57%)
        61,000      Amgen, Inc. *                                                                                    3,450,770
        91,000      BioCryst Pharmaceuticals, Inc. *                                                                   657,020
        17,000      Biogen Idec, Inc. *                                                                              1,127,610
       111,700      Exelixis, Inc. *                                                                                 1,182,903
        48,000      Genentech, Inc. *                                                                                3,744,960
        36,500      Genomic Health, Inc. *                                                                             700,435
        55,000      Genzyme Corp. *                                                                                  3,407,800
        46,000      InterMune, Inc. *                                                                                  879,980
        61,000      Lifecell Corp. *                                                                                 2,291,770
       140,000      Millennium Pharmaceuticals, Inc. *                                                               1,421,000
        67,700      Vertex Pharmaceuticals, Inc. *                                                                   2,600,357
                                                                                                                --------------
                                                                                                                    21,464,605
                                                                                                                --------------
                    MEDICAL - DRUGS (36.01%)
        42,000      Abbott Laboratories                                                                              2,252,040
        44,000      Astellas Pharmaceutical, Inc. - (Japan) **                                                       2,107,899
       162,694      Biodel, Inc. *,(b)                                                                               2,633,690
        40,000      Bristol-Myers Squibb Co.                                                                         1,152,800
        24,000      Cephalon, Inc. *                                                                                 1,753,440
       150,000      Chugai Pharmaceutical Co., Ltd. - (Japan) **                                                     2,474,025
        32,000      Cubist Pharmaceuticals, Inc. *                                                                     676,160
        65,000      Daiichi Sankyo Co., Ltd.- (Japan) **                                                             1,949,746
        30,000      Eli Lilly and Co.                                                                                1,707,900
        69,000      Endo Pharmaceuticals Holdings Inc. *                                                             2,139,690
       554,297      EPIX Pharmaceuticals, Inc. *                                                                     2,250,446
        12,000      Merck Kgaa - (Germany) **                                                                        1,443,768
        67,000      Novartis AG - (Switzerland) **                                                                   3,684,942
        66,000      OSI Pharmaceuticals, Inc. *                                                                      2,243,340
        60,000      Pfizer, Inc.                                                                                     1,465,800
        14,000      Roche Holding AG - (Switzerland) **                                                              2,529,875
       118,000      Schering-Plough Corp. **                                                                         3,732,340
        36,000      Sepracor, Inc. *                                                                                   990,000
        18,600      Shionogi & Co., Ltd. - (Japan) **                                                                  286,403
        59,000      Takeda Pharmaceutical Co., Ltd. - (Japan) **                                                     4,144,851
                                                                                                                --------------
                                                                                                                    41,619,155
                                                                                                                --------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                                 MARKET VALUE/
   SHARES                                                                                                         FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL PRODUCTS (2.68%)
        55,000      Baxter International, Inc.                                                                  $    3,095,400
                                                                                                                --------------
                    PATIENT MONITORING EQUIPMENT (2.32%)
       129,785      Insulet Corp., *,(b)                                                                             2,681,682
                                                                                                                --------------
                    THERAPEUTICS (6.96%)
       193,188      AVANIR Pharmaceuticals-Cl. A *                                                                     413,423
       118,000      BioMarin Pharmaceuticals, Inc. *                                                                 2,938,200
       100,000      NPS Pharmaceuticals, Inc. *                                                                        575,000
        53,500      Onyx Pharmaceuticals, Inc. *                                                                     2,328,320
       360,199      Vivus, Inc. *                                                                                    1,786,587
           315      YM Biosciences, Inc. - (Canada)  *,**                                                                  485
                                                                                                                --------------
                                                                                                                     8,042,015
                                                                                                                --------------
                    TOTAL COMMON STOCK (Cost $68,587,554)                                                           84,879,344
                                                                                                                --------------
                    PREFERRED STOCKS (22.52%)
                    -------------------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (14.33%)
       558,964      Acceleron Pharmaceuticals, Inc. Series B *,(a)                                                   1,034,083
       827,858      Agensys, Inc., Series C *,(a)                                                                    2,980,289
        87,803      Agensys, Inc., Series D *,(a)                                                                      316,091
     1,178,752      Canada Investment SRL *,(a)                                                                        759,187
       154,919      Cerimon Pharmaceuticals, Inc. *,(a)                                                                413,634
     1,574,345      ChemoCentryx, Series B *,(a)                                                                     5,510,207
       242,674      ChemoCentryx, Series C *,(a)                                                                       849,359
       198,599      Cogensys, Inc., Series E *,(a)                                                                   1,199,537
       476,436      Emphasys Medical, Inc., Series D *,(a)                                                           1,143,446
        68,939      Emphasys Medical, Inc., Series E *,(a)                                                             165,453
     1,050,365      Innovative Spinal Technologies, Inc., Series B-1 *,(a)                                             541,895
       967,142      Innovative Spinal Technologies, Inc., Series B-2 *,(a)                                             514,810
       265,150      Sapphire Therapeutics, Inc. (a),*                                                                  827,268
         5,239      superDimension, Ltd., Series C1 *,(a)                                                               26,195
        53,578      superDimension, Ltd., Series C2 *,(a)                                                              267,890
         1,301      superDimension, Ltd., Series B *,(a)                                                                 6,504
                                                                                                                --------------
                                                                                                                    16,555,848
                                                                                                                --------------
                    ELECTRONIC COMPO-MISC . (0.00%)
       615,812      LumiCyte, Inc., Series B *,(a)                                                                          --
                                                                                                                --------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.99%)
       316,091      Macrogenics, Inc., Series A-1 & A-2 *,(a)                                                          129,597
       982,489      Macrogenics, Inc., Series B *,(a)                                                                  402,821
     1,504,459      Macrogenics, Inc., Series C *,(a)                                                                  616,828
       369,549      Molecular Staging, Inc., Series D *,(a)                                                                 --
                                                                                                                --------------
                                                                                                                     1,149,246
                                                                                                                --------------
                    MEDICAL PRODUCTS (0.00%)
       395,114      Amphora Discovery Corp., Series A *,(a)                                                                 --
                                                                                                                --------------

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2007

                                                                                                                 MARKET VALUE/
   SHARES                                                                                                         FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------------

                    PREFERRED STOCKS (CONTINUED)
                    ----------------------------
                    RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.81%)
     2,438,743      Amnis Corp., Series B-1 *,(a)                                                               $    1,097,434
       376,770      Amnis Corp., Series C-2 *,(a)                                                                      169,547
       827,267      Supernus Pharmaceuticals, Inc. *,(a)                                                               827,267
                                                                                                                --------------
                                                                                                                     2,094,248
                                                                                                                --------------
                    THERAPEUTICS (5.39%)
     1,702,846      ARYX Therapeutics, Series C (a),*                                                                3,065,123
     1,145,948      ARYX Therapeutics, Series D (a),*                                                                2,062,707
       613,343      ARYX Therapeutics, Series E (a),*                                                                1,104,017
                                                                                                                --------------
                                                                                                                     6,231,847
                                                                                                                --------------
                    TOTAL PREFERRED STOCKS (Cost $25,917,253)                                                       26,031,189
                                                                                                                --------------
                    WARRANTS (0.00%)
                    ----------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
       101,804      Innovative Spinal Technologies $0.5323, 1/4/2014 *                                                      --
       101,804      Innovative Spinal Technologies $0.5323, 1/4/2014 *                                                      --
        91,624      Innovative Spinal Technologies $0.5323, 5/23/2014 *                                                     --
                                                                                                                --------------
                                                                                                                            --
                                                                                                                --------------
                    TOTAL WARRANTS (Cost $--)                                                                               --
                                                                                                                --------------
                    INVESTMENTS IN SECURITIES (Cost $94,504,807)                                                   110,910,533
                                                                                                                --------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $--)                                                       --
                                                                                                                --------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 4.03%                                                              4,654,740
                                                                                                                --------------
   TOTAL NET ASSETS -- 100.00%                                                                                  $  115,565,273
                                                                                                                ==============

*   Non-income producing security.
**  Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to
    $26,031,189 which represented 22.52% of the net assets at September 30, 2007.
(b) Restricted private investment in public entity valued at fair value. The total market value of investment valued at fair market value amounted to $5,315,372, which represented 4.60% of net assets at September 30, 2007.



INVESTMENTS IN SECURITIES BY COUNTRY                    PERCENTAGE OF NET ASSETS
------------------------------------                    ------------------------
United States                                                       79.84%
Japan                                                                9.49%
Switzerland                                                          5.38%
Germany                                                              1.25%
Canada                                                               0.01%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
        ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                           -----------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer


Date                       November 27, 2007
        ------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       November 27, 2007
        ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.